Short term loans (Tables)	9 Months Ended
Jun. 30, 2025
Short term loans
Schedule of Short Term Loans
	June 30, 2025	September 30, 2024
Short term loans	-	-
Vendor take back	-	1,630
	-	1,630

Schedule of Short Term VTB Liability
Closing balance as at September 30, 2023 (Short term: $3,457. Long term: $nil)	3,457
Repaid in period	(1,879)
Interest accretion	52
Closing balance as at September 30, 2024 (Short term: $1,630 Long term: $nil)	1,630
Interest accretion	16
Repaid in period	(1,646)
Closing balance as at December 31, 2024 (Short term: $1,630 Long term: $nil)	-